Financial assets measured at amortized cost from virtual bank (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial assets measured at amortized cost from virtual bank
Loans and advances to customers	¥ 13,575	¥ 59,563
Placements due from banks and other financial institutions		542,736
Financial assets measured at amortized cost, Gross	13,575	602,299
Less: impairment loss allowance	(190)	(711)
Financial assets measured at amortized cost	13,385	601,588
Loans and advances to customers	674	25,283
Financial assets measured at amortized cost, Current	¥ 12,711	¥ 576,305